Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Event
21.
SUBSEQUENT EVENT

On February 5, 2026, the Company entered into a definitive Share Purchase Agreement (the “SPA”) with Two Hearts Investments Limited (the “Buyer”, a wholly-owned subsidiary of Meituan, a Hong Kong listed company) to sell all issued and outstanding shares of Dingdong Fresh Holding Limited (“Dingdong BVI”), which holds substantially all of the Company’s operations in China (the “Disposal Transaction”).

Under the terms of the SPA, based on the balance sheet as of December 31, 2025, and after Dingdong (Cayman) Limited receives total cash not exceeding US$280 million from Dingdong BVI and its subsidiaries (provided that the remaining net cash of Dingdong BVI and its subsidiaries on a consolidated basis shall not be less than US$150 million), the Buyer shall pay total cash consideration of US$717 million in exchange for all issued and outstanding shares of Dingdong BVI. This amount is subject to adjustments based on net cash, net working capital and debt-like items of Dingdong BVI as defined in the SPA. The adjusted cash consideration is payable in two installments: (i) 90% of the consideration payable at closing, and (ii) the remaining 10% payable following the Company’s settlement of applicable taxes related to the Disposal Transaction.

The Disposal Transaction is subject to the satisfaction or waiver of various customary conditions, including the receipt of antitrust and other required regulatory approvals. Either party shall have the right to terminate the SPA if the closing has not occurred twelve months after the date of the SPA (or such longer period as otherwise agreed in writing by the parties) for any reason not attributable to such party. As of the date of the consolidated financial statements, the Disposal Transaction has not closed.

The Company’s management has evaluated and concluded that as of December 31, 2025, the disposal group described above did not meet the criteria for classification as held for sale or discontinued operations in the consolidated financial statements.